Trading portfolio	12 Months Ended
Dec. 31, 2021
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio

Accounting for trading portfolio assets and liabilities
In accordance with IFRS 9, all assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Barclays Bank Group
	2021	2020
	£m	£m
Debt securities and other eligible bills	50,700	56,196
Equity securities	83,113	62,192
Traded loans	12,525	8,348
Commodities	533	928
Trading Portfolio Assets	146,871	127,664

Debt securities and other eligible bills	(34,079)	(28,836)
Equity securities	(19,212)	(17,303)
Trading Portfolio Liabilities	(53,291)	(46,139)